Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties
Schedule of compensation due to executive officers

(amounts in thousands of euros)	2021	2022	2023
Fixed compensation payable	1,125	1,136	1,063
Variable compensation payable	269	269	173
Benefits in kind	25	25	29
Directors’ fees	301	125	180
Share-based payments	3,294	5,567	1,325
Consulting fees	30	150	42
Total executive compensation	5,044	7,272	2,811